Condensed Financial Information For Parent Company Only (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,037	$ 1,136	$ 1,224	$ 1,135	$ 974	$ 1,090	$ 1,092	$ 990	$ 4,532	$ 4,146
Increase in other liabilities									148	217
Net Cash Provided by Operating Activities									5,093	5,862
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases									(39,376)	(18,300)
Net Cash Used in Investing Activities									(25,341)	(15,907)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock									177	128
Cash dividends paid									(1,382)	(1,054)
Net Cash Provided by Financing Activities									28,099	9,429
Net Increase in Cash									7,851	(616)
CASH AND CASH EQUIVALENTS - BEGINNING				9,938				10,554	9,938	10,554
CASH AND CASH EQUIVALENTS - ENDING	17,789				9,938				17,789	9,938
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income									4,532	4,146
Equity in undistributed earnings of bank subsidiary									(3,066)	(3,247)
Realized gains on sales of securities										(8)
Decrease in other assets									15	15
Increase in other liabilities									5	2
Net Cash Provided by Operating Activities									1,486	908
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases
Proceed from sales of securities										29
Net Cash Used in Investing Activities										29
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock									177	128
Acquisition of treasury stock
Cash dividends paid									(1,382)	(1,054)
Net Cash Provided by Financing Activities									(1,205)	(926)
Net Increase in Cash									274	11
CASH AND CASH EQUIVALENTS - BEGINNING				128				117	128	117
CASH AND CASH EQUIVALENTS - ENDING	$ 402				$ 128				$ 402	$ 128